Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock		Special Preferred Stock	Treasury Stock	Capital In Excess of Par Value	Accumulated Income (Deficit)	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2009	$ 176,089	$ 516	[1]		$ (754)	$ 240,608	$ (32,824)	$ (31,457)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	110,255						110,255
Other comprehensive loss	(3,822)							(3,822)
Issuance of 710,361, 508,696 and 609,187 shares of common stock related to stock awards for the years ending 2012, 2011 and 2010, respectively	(126)	6	[1]			(132)
Exercise of warrants to acquire 1,000 shares of common stock	7					7
Share-based compensation expense	5,001					5,001
Treasury stock buy-back to acquire 1,868,563 shares	(9,998)				(9,998)
Excess tax benefits from exercise of stock options	463					463
Balance at Dec. 31, 2010	277,869	522	[1]		(10,752)	245,947	77,431	(35,279)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(2,649)						(2,649)
Other comprehensive loss	(67,061)							(67,061)
Issuance of 710,361, 508,696 and 609,187 shares of common stock related to stock awards for the years ending 2012, 2011 and 2010, respectively	(1,116)	6	[1]			(1,122)
Share-based compensation expense	4,302					4,302
Convertible note	19,504					19,504
Purchase of convertible note hedges	(19,504)					(19,504)
Convertible note issuance costs net of deferred tax benefit of $302	(463)					(463)
Sale of common stock warrants	11,948					11,948
Treasury stock retirement of 2,070,214 shares		(21)	[1]		10,752		(10,731)
Excess tax benefits from exercise of stock options	46					46
Balance at Dec. 31, 2011	222,876	507	[1]			260,658	64,051	(102,340)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	53,237						53,237
Other comprehensive loss	(11,714)							(11,714)
Issuance of 710,361, 508,696 and 609,187 shares of common stock related to stock awards for the years ending 2012, 2011 and 2010, respectively	770	7	[1]			763
Share-based compensation expense	3,433					3,433
Balance at Dec. 31, 2012	$ 268,602	$ 514	[1]	[2]		$ 264,854	$ 117,288	$ (114,054)

[1]	Common Stock-$0.01 par value; 118,000,000 authorized as of December 31, 2012 and 2011.
[2]	Special Preferred Stock-$0.01 par value; 2,000,000 shares authorized as of December 31, 2012 and 2011.